ACCOUNTS RECEIVABLE, NET - Movement of the allowance for doubtful accounts (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of movement of the allowance for doubtful accounts
Balance at the beginning of the year	¥ 29,593,693	¥ 4,549,366	¥ 3,307,381
Additions	139,445,017	25,044,327	1,272,454
Write-off			(30,469)
Balance at the end of the year	¥ 169,038,710	¥ 29,593,693	¥ 4,549,366